Cover	Nov. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2019
Entity File Number	1-12154
Entity Registrant Name	Waste Management, Inc.
Entity Central Index Key	0000823768
Entity Tax Identification Number	73-1309529
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 Fannin
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	512-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false